Earnings per share (Details) £ in Millions, shares in Millions		12 Months Ended
	Aug. 30, 2022	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares		Dec. 31, 2020 GBP (£) shares
Earnings per share
Profit/(loss) from continuing operations attributable to ordinary shareholders | £		£ 3,602	£ 2,486		£ (946)
(Loss)/profit from discontinued operations attributable to ordinary shareholders | £		(262)	464		193
Profit/(loss) attributable to ordinary shareholders | £		£ 3,340	£ 2,950	[1]	£ (753)	[1]
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year | shares		9,872	10,792		11,231
Effect of dilutive share options and convertible securities | shares		57	45
Diluted weighted average number of ordinary shares outstanding during the year | shares		9,929	10,837		11,231
Share consolidation ratio	0.9286

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.